Pensions and Other Post Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Pensions and Other Post Retirement Benefits
Schedule of changes in benefit obligations and plan assets

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2025	2024	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	6 758	6 607	554	559
Current service costs	170	183	46	13
Plan participants’ contributions	22	77	—	—
Benefits paid	(352)	(382)	(32)	(33)
Interest costs	312	307	26	25
Foreign exchange	(4)	12	(1)	1
Settlements	3	4	—	—
Termination benefits	—	—
Actuarial remeasurement:
Experience loss (gain) arising on plan liabilities	49	17	7	(18)
Actuarial gain arising from changes in demographic assumptions	(61)	(10)	(3)	11
Actuarial gain arising from changes in financial assumptions	(282)	(57)	(18)	(4)
Benefit obligation at end of year	6 615	6 758	579	554

Change in plan assets
Fair value of plan assets at beginning of year	7 385	6 738	—	—
Employer contributions	(109)	(90)	—	—
Plan participants’ contributions	22	77	—	—
Benefits paid	(344)	(370)	—	—
Foreign exchange	(7)	11	—	—
Settlements	2	3	—	—
Administrative costs	(7)	(7)	—	—
Income on plan assets	341	308	—	—
Actuarial remeasurement:
Return on plan assets greater / (less) than discount rate	475	715	—	—
Fair value of plan assets at end of year	7 758	7 385	—	—

Net surplus / (unfunded obligation) at end of year	1 143	627	(579)	(554)

The defined benefit asset (liability) is included as follows in the Consolidated Balance Sheet:

	December 31	December 31
($ millions)	2025	2024
Amounts charged to
Other assets (note 18)	1 121	617
Accounts payable and accrued liabilities	(41)	(36)
Other long-term liabilities (note 21)	(516)	(508)
	564	73

Schedule of defined benefit plan expenses

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2025	2024	2025	2024
Analysis of amount charged to earnings:
Current service costs	170	183	46	13
Interest (income) costs	(29)	(1)	26	25
Defined benefit plans expense	141	182	72	38
Defined contribution plans expense	8	8	—	—
Total benefit plans expense charged to earnings	149	190	72	38

Components of defined benefit costs recognized in Other Comprehensive Income:

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2025	2024	2025	2024
Actuarial loss (gain) arising from changes in experience	49	17	7	(18)
Actuarial gain arising from changes in demographic assumptions	(61)	(10)	(18)	(4)
Actuarial (gain) loss arising from changes in financial assumptions	(282)	(57)	(3)	11
Return on plan assets (greater) / less than discount rate (excluding amounts included in net interest expense)	(475)	(715)	—	—
Actuarial gain recognized in other comprehensive income	(769)	(765)	(14)	(11)

Schedule of weighted average actuarial assumptions

The significant weighted average actuarial assumptions were as follows:

			Other
			Post-Retirement
	Pension Benefits		Benefits
	December 31	December 31	December 31	December 31
(%)	2025	2024	2025	2024
Discount rate	4.90	4.60	4.90	4.60
Rate of compensation increase	3.00	3.00	3.00	3.00
Rate of health care cost increase	–	–	5.00	5.00

Summary of sensitivity analysis for actuarial assumptions

Assumed discount rates and health care cost trend rates may have a significant effect on the amounts reported for pensions and other post-retirement benefits obligations for the company’s Canadian plans. A change in these assumptions would have the following effects:

	Pension Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the aggregate service and interest costs	(11)	13
Effect on the benefit obligations	(718)	897

	Other
	Post-Retirement
	Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the benefit obligations	(57)	68
1% change in health care cost
Effect on the aggregate service and interest costs	1	(1)
Effect on the benefit obligations	22	(20)

Schedule of weighted average pension plan asset allocations based on market value

The company’s weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2025	2024
Equities	45	50
Fixed income	25	28
Real assets	22	20
Private debt and equity	8	2
Total	100	100